RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Amount Due From/To Related Parties-Trading
Details of outstanding balances with the Group's related parties as of December 31, 2011 and 2012 were as follows:

Amount due from related parties-trading:

Name of related parties	Relationship	As of December 31,
		2011	2012

BEMC	Equity method investment of the Group	$148	$1,310
		$148	$1,310

The amount due from BEMC represents the uncollected advertising revenues earned from BEMC as of December 31, 2011 and 2012, respectively.

Amount due to related parties-trading:

Name of related parties	Relationship	As of December 31,
		2011	2012

BEMC	Equity method investment of the Group	$443	$447
		$443	$447

Schedule of Advertising Revenue Earned
Details of related party transactions occurred for the years ended December 31, 2010, 2011 and 2012 were as follows:

Advertising revenues earned from:

		For the years ended December 31
Name of related parties	Relationship	2010	2011	2012

BEMC	Equity method investment of the Group	$3,627	$179	$1,852
Zhangshangtong	Cost method investment of the Group	92	27	-

		$3,719	$206	$1,852

Agency cost paid to:

		For the years ended December 31
Name of related parties	Relationship	2010	2011	2012

BEMC	Equity method investment of the Group	$747	$-	$-